Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
OPERATING EXPENSES
General and administrative	$ 403,159	$ 205,501	$ 952,334	$ 508,278
Professional fees	266,227	167,293	1,164,695	585,069
Research and development	666,938	184,039	1,091,992	1,249,854
Depreciation	124	70	510	290
Total Operating Expenses	1,336,448	556,903	3,209,531	2,343,491
Loss from Operations	(1,336,448)	(556,903)	(3,209,531)	(2,343,491)
OTHER INCOME (EXPENSE)
Other income	586		31,256
Change in fair value of derivative liabilities	29,501		1,006,099
Total other income	30,087		1,037,355
Provision for income taxes			0	0
NET LOSS	(1,306,361)	(556,903)	(2,172,176)	(2,343,491)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	16,344	4,888	2,474	(12,937)
Total Other Comprehensive Income (Loss)	16,344	4,888	2,474	(12,937)
TOTAL COMPREHENSIVE LOSS	$ (1,290,017)	$ (552,015)	$ (2,169,702)	$ (2,356,428)
Basic Loss per Common Share (in dollars per share)	$ (0.39)	$ (0.32)	$ (1.00)	$ (1.84)
Diluted Loss per Common Share (in dollars per share)	$ (0.40)	$ (0.32)	$ (1.46)	$ (1.84)
Basic Weighted Average Common Shares Outstanding (in shares)	3,361,601	1,754,494	2,172,465	1,277,527
Diluted Weighted Average Common Shares Outstanding (in shares)	3,379,000	1,754,494	2,172,465	1,277,527